Employee Benefits Expenses (Details) - Schedule of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of employee benefits expenses [Abstract]
Wages and salaries	S/ 115,630	S/ 128,809	S/ 107,128
Legal bonuses	17,413	16,837	15,156
Vacations	16,301	15,461	14,305
Workers ‘profit sharing, note 15	9,513	15,169	15,712
Social contributions	26,085	25,468	21,523
Long-term compensation, note 14	5,759	6,523	9,495
Cessation payments	858	2,044	3,524
Training	476	860	2,344
Others	344	1,191	1,370
Total employee benefits expenses	S/ 192,379	S/ 212,362	S/ 190,557